UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:___
      This Amendment:         [  ] is a restatement
                              [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       SiVest Group, Inc.
Address:    469 El Camino Real, Suite 227
            Santa Clara, CA  95050

Form 13F File Number: 28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:       Kevin Landis
Title:      President
Phone:      (408) 624-9534

Signature, Place, and Date of Signing

            /s/ Kevin Landis         Santa Clara, California    05/12/10
            -------------------      -----------------------    ---------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                          ------------------

Form 13F Information Table Entry Total:           78
                                          ------------------

Form 13F Information Table Value Total:   $     198,999
                                          ------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Netflix, Inc.                  Common Stock  64110L106  13,450.18   182,400     SH        SOLE               182,400
VeriFone Holdings, Inc.        Common Stock  92342Y109  11,934.01   590,500     SH        SOLE               590,500
Broadcom Corp. - A             Common Stock  111320107  10,541.83   317,525     SH        SOLE               317,525
Intel Corp.                    Common Stock  458140100   9,671.63   433,900     SH        SOLE               433,900
QUALCOMM, Inc.                 Common Stock  747525103   9,382.26   223,600     SH        SOLE               223,600
Microsoft Corp.                Common Stock  594918104   8,881.43   303,250     SH        SOLE               303,250
Intevac, Inc.                  Common Stock  461148108   8,146.89   589,500     SH        SOLE               589,500
Corning, Inc.                  Common Stock  219350105   7,795.61   385,587     SH        SOLE               385,587
Adobe Systems, Inc.            Common Stock  00724F101   7,590.40   214,600     SH        SOLE               214,600
Activision Blizzard, Inc.      Common Stock  00507V109   7,029.97   583,400     SH        SOLE               583,400
Seagate Technology, Inc.       Common Stock  G7945J104   5,756.59   315,257     SH        SOLE               315,257
Research In Motion, Ltd.       Common Stock  760975102   4,830.24    65,300     SH        SOLE                65,300
Akamai Technologies, Inc.      Common Stock  00971T101   4,778.98   152,100     SH        SOLE               152,100
Marvell Technology Group Ltd.  Common Stock  G5876H105   4,612.88   225,900     SH        SOLE               225,900
Echelon Corp.                  Common Stock  27874N105   4,521.78   504,100     SH        SOLE               504,100
Equinix, Inc.                  Common Stock  29444U502   4,380.30    45,000     SH        SOLE                45,000
Google, Inc.                   Common Stock  38259P508   4,227.88     7,455     SH        SOLE                 7,455
FLIR Systems, Inc.             Common Stock  302445101   3,860.66   137,000     SH        SOLE               137,000
Apple, Inc.                    Common Stock  37833100    3,807.00    16,200     SH        SOLE                16,200
Semiconductor Manufacturing
  International Corp.          Common Stock  81663N206   3,700.40   580,000     SH        SOLE               580,000
Shanda Interactive
  Entertainment, Ltd.          Common Stock  81941Q203   3,648.48    83,700     SH        SOLE                83,700
Newport Corp.                  Common Stock  651824104   3,578.89   287,000     SH        SOLE               287,000
NICE-Systems, Ltd.             Common Stock  653656108   3,546.48   111,700     SH        SOLE               111,700
Cisco Systems, Inc.            Common Stock  17275R102   3,003.08   115,370     SH        SOLE               115,370
Baidu.com, Inc.                Common Stock  56752108    2,686.50     4,500     SH        SOLE                 4,500
SanDisk Corp.                  Common Stock  80004C101   2,469.12    71,300     SH        SOLE                71,300
Ctrip.com International, Ltd.  Common Stock  22943F100   2,379.44    60,700     SH        SOLE                60,700
L-1 Identity Solutions, Inc.   Common Stock  50212A106   2,140.52   239,700     SH        SOLE               239,700
Clearwire Corp.                Common Stock  18538Q105   2,137.98   298,600     SH        SOLE               298,600
Synaptics, Inc.                Common Stock  87157D109   1,932.70    70,000     SH        SOLE                70,000
Ericsson                       Common Stock  294821608   1,855.19   177,700     SH        SOLE               177,700
China Mobile Hong Kong Ltd.    Common Stock  16941M109   1,834.13    38,100     SH        SOLE                38,100
Nokia Corp. - ADR              ADR           654902204   1,617.71   104,100     SH        SOLE               104,100
Accenture Ltd. - A             Common Stock  G1151C101   1,573.13    37,500     SH        SOLE                37,500
Entropic Communications, Inc.  Common Stock  29384R105   1,560.58   307,200     SH        SOLE               307,200
Koninklijke (Royal) Philips
  Electronics N.V.             Common Stock  500472303   1,465.56    45,770     SH        SOLE                45,770
EMC Corp.                      Common Stock  268648102   1,428.77    79,200     SH        SOLE                79,200
VeriSign, Inc.                 Common Stock  92343E102   1,301.00    50,000     SH        SOLE                50,000
Micron Technology, Inc.        Common Stock  595112103   1,206.03   116,300     SH        SOLE               116,300
Hewlett-Packard Company        Common Stock  428236103   1,196.33    22,500     SH        SOLE                22,500
International Business
  Machines Corp.               Common Stock  459200101   1,179.90     9,200     SH        SOLE                 9,200
Shutterfly, Inc.               Common Stock  82568P304   1,163.55    48,300     SH        SOLE                48,300
LG. Philips LCD Co., Ltd.      Common Stock  50186V102   1,127.98    63,800     SH        SOLE                63,800
NeuStar, Inc.                  Common Stock  64126X201   1,093.68    43,400     SH        SOLE                43,400
LivePerson, Inc.               Common Stock  538146101   1,073.80   140,000     SH        SOLE               140,000
51job, Inc.                    Common Stock  316827104   1,066.81    59,300     SH        SOLE                59,300
VistaPrint Ltd.                Common Stock  N93540107     946.52    16,500     SH        SOLE                16,500
Suntech Power Holdings
  Co., Ltd - ADR               ADR           86800C104     863.30    61,620     SH        SOLE                61,620
Monster Worldwide, Inc.        Common Stock  611742107     749.11    45,100     SH        SOLE                45,100
CyberSource Corp.              Common Stock  23251J106     738.44    41,814     SH        SOLE                41,814
ValueClick, Inc.               Common Stock  92046N102     570.32    56,300     SH        SOLE                56,300
Microvision, Inc.              Common Stock  594960106     536.08   190,100     SH        SOLE               190,100
comScore, Inc.                 Common Stock  20564W105     495.69    29,700     SH        SOLE                29,700
Amtech Systems, Inc.           Common Stock  32332504      429.83    42,600     SH        SOLE                42,600
OpenTable, Inc                 Common Stock  68372A104     415.62    10,900     SH        SOLE                10,900
Suzlon Energy Ltd. -
  Merrill Warrant              Common Stock  B0DX8R8       411.30   257,000     SH        SOLE               257,000
Emdeon Inc.                    Common Stock  29084T104     383.26    23,200     SH        SOLE                23,200
Websense, Inc.                 Common Stock  947684106     366.60    16,100     SH        SOLE                16,100
LogMeIn, Inc.                  Common Stock  54142L109     366.21    17,700     SH        SOLE                17,700
Amazon.com, Inc.               Common Stock  23135106      339.43     2,500     SH        SOLE                 2,500
Changyou.com Limited           ADS           15911M107     332.64    10,800     SH        SOLE                10,800
Power Integrations, Inc.       Common Stock  739276103     280.16     6,800     SH        SOLE                 6,800
Itron, Inc.                    Common Stock  465741106     258.71     3,565     SH        SOLE                 3,565
GT Solar International, Inc.   Common Stock  3.62E+212     245.29    46,900     SH        SOLE                46,900
Solarfun Power Holdings
  Co., Ltd.                    Common Stock  83415U108     238.72    30,400     SH        SOLE                30,400
Johnson Controls, Inc.         Common Stock  478366107     237.53     7,200     SH        SOLE                 7,200
Wave Systems Corp.             Common Stock  943526301     235.89    58,972     SH        SOLE                58,972
SunPower Corp. - Class B       Common Stock  867652307     234.36    14,000     SH        SOLE                14,000
3M Co.                         Common Stock  88579Y101     234.00     2,800     SH        SOLE                 2,800
Yingli Green Energy Holding
  Company - ADR                Common Stock  98584B103     191.10    15,000     SH        SOLE                15,000
Akeena Solar, Inc.             Common Stock  9720103       141.12   134,400     SH        SOLE               134,400
Iberdrola S.A.                 Common Stock  ES0144580Y1   135.61    16,000     SH        SOLE                16,000
ReneSola Ltd                   Common Stock  75971T103     131.42    22,200     SH        SOLE                22,200
Ascent Solar
  Technologies, Inc.           Common Stock  43635101      120.12    31,200     SH        SOLE                31,200
Metalico, Inc.                 Common Stock  591176102      69.23    11,500     SH        SOLE                11,500
Orion Energy Systems, Inc.     Common Stock  686275108      68.60    14,000     SH        SOLE                14,000
Clearwire Rights               Common Stock  18538Q139      55.24   298,600     SH        SOLE               298,600
U.S. Geothermal, Inc.          Common Stock  90338S102       9.56    10,500     SH        SOLE                10,500
                                                    78    198,999
